Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Average
Summary
			Compensation	Average
			Table	Compensation
			Total for	Actually Paid	Value of Initial
	Summary	Compensation	Non-PEO	for Non-PEO	Fixed $100
	Compensation	Actually	Named	Named	Investment
	Table Total	Paid for	Executive	Executive	Based on:
Year	for PEO (1)	PEO(1)(3)	Officers(2)	Officers (2)(3)	Company TSR	Net Income
2025	$1,008,595	$1,037,147	$550,988	$564,921	$110.41	$28,253,000
2024	956,204	998,881	515,405	541,914	121.35	23,868,000
2023	623,635	627,005	375,841	388,424	104.81	21,747,000

(1)	The principal executive officer (the “PEO”) for each of 2025, 2024 and 2023 is Mr. Fountain.
(2)	The non-PEO named executive officers for each applicable year include the following individuals: 2023 and 2024, Roy Dallis Copeland, Jr. and Leonard Bateman, Jr.; 2025, Roy Dallis Copeland, Jr. and Ed Canup.
(3)	The dollar amounts reported represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO and Non- PEO Equity Component of CAP

		Average Non-PEO
Year	PEO	NEOs
2025
Total Compensation reported	$1,008,595	$550,988
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(129,573)	(46,405)
Fair Value of equity awards Granted in the year at year end (b)	135,664	48,586
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	11,873	6,013
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	4,429	1,815
Dividends paid on unvested shares	6,159	3,924
Total Average Equity Award Adjustments	28,552	$13,933
Compensation actually paid	$1,037,147	$564,921

2024
Total Compensation reported	$956,204	$515,405
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(110,565)	(47,774)
Fair Value of equity awards Granted in the year at year end (b)	146,874	63,462
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	8,520	9,988
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(6,900)	(2,894)
Dividends paid on unvested shares	4,748	3,727
Total Average Equity Award Adjustments	42,677	$26,509
Compensation actually paid	$998,881	$541,914

2023
Total Compensation reported	$623,635	$375,841
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(28,290)	(28,290)
Fair Value of equity awards Granted in the year at year end (b)	39,900	39,900
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	3,660	2,562
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(16,300)	(4,944)
Dividends paid on unvested shares	4,400	3,355
Total Average Equity Award Adjustments	3,370	12,583
Compensation actually paid	$627,005	$388,424

(a)	Represents the grant date fair value of equity-based awards granted each year.
(b)	The fair value of the restricted stock awards was determined based on the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the RSUs did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

Named Executive Officers, Footnote
(1)	The principal executive officer (the “PEO”) for each of 2025, 2024 and 2023 is Mr. Fountain.
(2)	The non-PEO named executive officers for each applicable year include the following individuals: 2023 and 2024, Roy Dallis Copeland, Jr. and Leonard Bateman, Jr.; 2025, Roy Dallis Copeland, Jr. and Ed Canup.

PEO Total Compensation Amount	$ 1,008,595	$ 956,204	$ 623,635
PEO Actually Paid Compensation Amount	$ 1,037,147	998,881	627,005
Adjustment To PEO Compensation, Footnote

		Average Non-PEO
Year	PEO	NEOs
2025
Total Compensation reported	$1,008,595	$550,988
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(129,573)	(46,405)
Fair Value of equity awards Granted in the year at year end (b)	135,664	48,586
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	11,873	6,013
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	4,429	1,815
Dividends paid on unvested shares	6,159	3,924
Total Average Equity Award Adjustments	28,552	$13,933
Compensation actually paid	$1,037,147	$564,921

2024
Total Compensation reported	$956,204	$515,405
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(110,565)	(47,774)
Fair Value of equity awards Granted in the year at year end (b)	146,874	63,462
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	8,520	9,988
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(6,900)	(2,894)
Dividends paid on unvested shares	4,748	3,727
Total Average Equity Award Adjustments	42,677	$26,509
Compensation actually paid	$998,881	$541,914

2023
Total Compensation reported	$623,635	$375,841
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(28,290)	(28,290)
Fair Value of equity awards Granted in the year at year end (b)	39,900	39,900
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	3,660	2,562
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(16,300)	(4,944)
Dividends paid on unvested shares	4,400	3,355
Total Average Equity Award Adjustments	3,370	12,583
Compensation actually paid	$627,005	$388,424

Non-PEO NEO Average Total Compensation Amount	$ 550,988	515,405	375,841
Non-PEO NEO Average Compensation Actually Paid Amount	564,921	541,914	388,424
Total Shareholder Return Amount	110.41	121.35	104.81
Net Income (Loss)	$ 28,253,000	23,868,000	21,747,000
PEO Name	Mr. Fountain
Additional 402(v) Disclosure
(3)	The dollar amounts reported represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:
(a)	Represents the grant date fair value of equity-based awards granted each year.
(b)	The fair value of the restricted stock awards was determined based on the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the RSUs did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,552	42,677	3,370
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,573)	(110,565)	(28,290)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,664	146,874	39,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,873	8,520	3,660
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,429	(6,900)	(16,300)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,159	4,748	4,400
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,933	26,509	12,583
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,405)	(47,774)	(28,290)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,586	63,462	39,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,013	9,988	2,562
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,815	(2,894)	(4,944)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,924	$ 3,727	$ 3,355